Annual Total Returns	Mar. 31, 2023
Optimum Large Cap Growth Fund | Class A
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Institutional Class)
Optimum Large Cap Growth Fund | Institutional Class
Bar Chart Table:
2013	36.99%
2014	11.20%
2015	8.14%
2016	0.88%
2017	32.48%
2018	(0.93%)
2019	31.32%
2020	33.98%
2021	17.74%
2022	(34.73%)
Optimum Large Cap Value Fund | Class A
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Institutional Class)
Optimum Large Cap Value Fund | Insitutional Class
Bar Chart Table:
2013	32.52%
2014	5.58%
2015	(3.58%)
2016	11.19%
2017	16.37%
2018	(9.40%)
2019	27.93%
2020	2.60%
2021	27.17%
2022	(6.08%)
Optimum Small-Mid Cap Growth Fund | Class A
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Institutional Class)
Optimum Small-Mid Cap Growth Fund | Institutional Class
Bar Chart Table:
2013	37.85%
2014	4.14%
2015	(5.40%)
2016	2.85%
2017	27.61%
2018	(3.30%)
2019	25.65%
2020	57.33%
2021	12.52%
2022	(28.07%)
Optimum Small-Mid Cap Value Fund | Class A
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Institutional Class)
Optimum Small-Mid Cap Value Fund | Institutional Class
Bar Chart Table:
2013	33.08%
2014	(0.86%)
2015	(10.76%)
2016	18.43%
2017	9.75%
2018	(16.39%)
2019	24.58%
2020	1.42%
2021	29.11%
2022	(14.08%)
Optimum International Fund | Class A
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Institutional Class)
Optimum International Fund | Institutional Class
Bar Chart Table:
2013	21.05%
2014	(8.47%)
2015	(3.41%)
2016	4.55%
2017	30.46%
2018	(14.11%)
2019	19.58%
2020	11.41%
2021	8.46%
2022	(23.05%)
Optimum Fixed Income Fund | Class A
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Institutional Class)
Optimum Fixed Income Fund | Institutional Class
Bar Chart Table:
2013	(2.72%)
2014	4.62%
2015	(0.66%)
2016	2.96%
2017	4.50%
2018	(0.70%)
2019	8.65%
2020	9.19%
2021	(1.78%)
2022	(13.95%)